Loss per Share (Details)	1 Months Ended			12 Months Ended
	Jun. 30, 2019 shares	Aug. 31, 2018 shares	Oct. 31, 2017 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Jun. 01, 2017 shares
Loss per Share
Issuance of ordinary shares for the IPO and the concurrent private placements (in shares)			345,541,350
Shares outstanding (in shares)			345,541,350	422,683,735	415,246,557	1
Class A ordinary shares
Loss per Share
Ordinary shares voting rights				1
Ordinary shares conversion rights				1
Issuance of ordinary shares for the IPO and the concurrent private placements (in shares)	2,400,000	8,000,000
Shares outstanding (in shares)				326,211,940	312,774,762